Property, Plant and Equipment, Net (Schedule of Composition of Depreciation Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [abstract]
Depreciation charged to cost of sales	$ 29,809	$ 30,102
Depreciation charged to general, selling and administrative expenses	224	597
Depreciation charged to results	30,033	30,699
Amortization of intangibles charged to general, selling and administrative expenses	383	95
Depreciation and amortization from continuing operations	$ 30,416	$ 30,794	$ 27,286